Document and Entity Information	Mar. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001673772
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 03, 2026
Entity Registrant Name	RAPT Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38997
Entity Tax Identification Number	47-3313701
Entity Address, Address Line One	561 Eccles Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	489-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RAPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false